ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances for credit losses

		Advances to
	Accounts Receivable	Suppliers and
	Trade	Other Receivable
	$	$
Balance as of December 31, 2017	32,941	29,111
Allowances made during the year, net	869	2,112
Accounts written-off against allowances	(297)	—
Foreign exchange effect	(780)	(593)
Balance as of December 31, 2018	32,733	30,630
Allowances made (reversed) during the year, net	(1,386)	2,657
Accounts written-off against allowances	(309)	(1,452)
Foreign exchange effect	(1,493)	(123)
Balance as of December 31, 2019	29,545	31,712
Cumulative-effect adjustment for the adoption of ASU 2016-13	—	—
Provision for credit losses, net	11,387	2,280
Writeoffs	(639)	(5,490)
Balance as of December 31, 2020	40,293	28,502

Allowances for accounts receivable, trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2019	2020
	$	$
Accounts receivable trade, gross	466,360	449,251
Allowance for credit losses	(29,545)	(40,293)
Accounts receivable trade, net	436,815	408,958

Allowances for advances to suppliers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances

	At December 31,	At December 31,
	2019	2020
	$	$
Advances to suppliers, gross	109,156	299,019
Allowance for credit losses	(20,281)	(19,700)
Advances to suppliers, net	88,875	279,319

Allowances for other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of allowances
	At December 31,	At December 31,
	2019	2020
	$	$
Other receivable, gross	181,524	238,779
Allowance for credit losses	(11,431)	(8,802)
Other receivable, net	170,093	229,977